Description of business - Entities (Details)	6 Months Ended
Jun. 30, 2021
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	United Kingdom
Purpose	Administration Services Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Indonesia	[1]
Purpose	Owns PGN FSRU Lampung	[1]
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns Neptune	[2]
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns Cape Ann	[2]
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cyprus
Purpose	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Egypt
Purpose	Branch of Hoegh LNG Cyprus Limited
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns Höegh Grace
Hoegh LNG Colombia S A S [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Colombia
Purpose	Operating Company

[1]	PT Hoegh LNG Lampung is a variable interest entity, which is 100% consolidated in the consolidated financial statements.
[2]	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.